Dividend for hybrid bond (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Dividend for hybrid bond [Abstract]
Amount of hybrid bond		₩ 425,000	₩ 500,000
Maximum Interest rate		4.38%	5.80%
Minimum Interest rate		3.77%	4.38%
Dividends	[1]	₩ 17,678	₩ 36,091	₩ 34,488

[1]	The dividends to hybrid bonds that were early redeemed during the period are included.